Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Loss [Abstract]
Revenues	$ 902	$ 136	$ 3,531	$ 704	$ 789	$ 165	$ 162
Research and development expenses	2,638	2,436	4,056	3,517	5,106	6,115	3,904
General and administrative expenses	1,819	1,373	2,386	2,100	2,868	2,733	2,735
Operating loss	3,555	3,673	2,911	4,913	7,185	8,683	6,477
Other income					(769)
Financial expenses	346	305	428	288	621	55	133
Financial income	(936)	(463)	(197)	(481)	(633)	(374)	(106)
Total Financial income, net	(590)	(158)	231	(193)	(12)	(319)	27
Loss before taxes on income			3,142	4,720	6,404	8,364	6,504
Taxes on income					29	29	5
Net loss	2,965	3,515	3,142	4,720	6,433	8,393	6,509
Amounts that will not be reclassified subsequently to profit or loss:
Adjustment arising from translating financial statements from functional currency to presentation currency		(420)		(388)	(636)	(119)	58
Remeasurement loss from defined benefit plans							99
Total other comprehensive					(636)	(119)	157
Total comprehensive loss	2,965	3,095	3,142	4,332	5,797	8,274	6,666
Net loss Attributable to:
Equity holders of the Company	2,965	3,462	3,142	4,638	6,339	8,257	6,243
Non-controlling interests		53		82	94	136	266
Net loss	2,965	3,515	3,142	4,720	6,433	8,393	6,509
Total comprehensive loss attributable to:
Equity holders of the Company	2,965	3,042	3,142	4,250	5,703	8,138	6,400
Non-controlling interests		53		82	94	136	266
Total comprehensive loss	$ (2,965)	$ (3,095)	$ (3,142)	$ (4,332)	$ (5,797)	$ (8,274)	$ (6,666)
Net loss per share attributable to equity holders of the Company:
Basic and diluted net loss per share	$ (0.08)	$ (0.1)	$ (0.08)	$ (0.14)	$ 0.19	$ 0.3	$ 0.27